SELECTED STATEMENTS OF OPERATIONS DATA	6 Months Ended
Jun. 30, 2016
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 7:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial expenses (income), net:

	Six months ended June 30,
	2016	2015
	Unaudited

Financial income:
Foreign currency translation adjustments	$629	$22
Interest from banks	$216	$64

	845	86

Financial expenses:
Interest and bank charges	(13)	(7)
Foreign currency translation adjustments	(96)	(453)

	(109)	(460)

Financial income (expenses), net	$736	$(374)

b.	Net income per share:

The following table sets forth the computation of basic and diluted net income per share:

	Six months ended June 30,
	2016	2015
	Unaudited
Numerator:

Numerator for basic net income per share	$2,650	$640

Denominator:

Denominator for dilutive net income per share - weighted average number of ordinary shares	9,322,930	8,501,254

Effect of dilutive securities:
Outstanding options RSU's and warrants	410,107	565,370

Denominator for diluted net income per share - adjusted weighted average number of ordinary shares	9,733,037	9,066,624